Supplemental Information with Respect to Cash Flows (Details) - Schedule of Supplemental Information with Respect to Cash Flows - USD ($)	3 Months Ended		6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Change in non-cash working capital:
Trade and other receivables	$ 463,505	$ (6,303)
Prepaids	(491,942)	(731,566)	$ (88,977)	$ (277,147)
Inventory	528,510	(1,060,581)	1,586,593	(2,590,511)
Advances to suppliers	(519,709)	(590,506)
Accounts payable and accrued liabilities	(967,476)	(836,698)	$ (433,118)	$ (813,776)
Deferred revenue	(149,600)
Total	$ (1,136,712)	$ (3,225,654)